Restructuring - Summary of Location on Consolidated Statement of Earnings and Type of Cost for Restructuring Plan (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Cost of products sold, excluding intangible asset amortization	$ 2,083.8	$ 2,019.5	$ 1,960.4
Type of Cost, Good or Service [Extensible List]	us-gaap:ProductMember	us-gaap:ProductMember	us-gaap:ProductMember
Restructuring and other cost reduction initiatives	$ 151.9	$ 191.6	$ 125.7
2019 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Cost of products sold, excluding intangible asset amortization	$ 8.2
Type of Cost, Good or Service [Extensible List]	us-gaap:ProductMember
Restructuring and other cost reduction initiatives	$ 33.3
Total	41.5	69.9	75.0
Employee Termination Benefits [Member] | 2019 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring and other cost reduction initiatives	17.4
Total	17.4	29.1	7.3
Contract Termination [Member] | 2019 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Total		0.7	18.5
Other Restructuring [Member] | 2019 Restructuring Plan [Member]
Restructuring Cost and Reserve [Line Items]
Cost of products sold, excluding intangible asset amortization	$ 8.2
Type of Cost, Good or Service [Extensible List]	us-gaap:ProductMember
Restructuring and other cost reduction initiatives	$ 15.9
Total	$ 24.1	$ 40.1	$ 49.2